Annual Total Returns - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO (INVESTOR A, Class R Shares, INSTITUTIONAL and INVESTOR C) [BarChart] - Investor A, C, Institutional and Class R - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO - Investor A Shares
	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(3.35%)	[1]
Annual Return 2012	10.67%
Annual Return 2013	46.74%
Annual Return 2014	6.04%
Annual Return 2015	6.52%
Annual Return 2016	2.78%
Annual Return 2017	34.20%
Annual Return 2018	2.56%
Annual Return 2019	35.89%
Annual Return 2020	45.73%

[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal year ended September 30, 2011 in settlement of litigation.